Related party transactions (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel compensation [Table Text Block]
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022
Wages and benefits	$907,288	$505,026	$641,338
Consulting fees	397,500	628,264	529,529
Directors compensation	228,387	130,000	70,000
Share-based compensation	126,314	167,027	860,400
Total	$1,659,489	$1,430,317	$2,101,267